Concentration (Details)	12 Months Ended
	Dec. 31, 2017 Customers Distributor	Dec. 31, 2016 Customers
Sales [Member]
Concentration (Textual)
Number of customers	2	1
Sales [Member] | Customer one [Member]
Concentration (Textual)
Concentration risk, percentage	45.00%	94.00%
Sales [Member] | Customer two [Member]
Concentration (Textual)
Concentration risk, percentage	23.00%
Product purchased [Member]
Concentration (Textual)
Concentration risk, percentage	13.00%	10.00%
Number of distributor | Distributor	1
Accounts receivable [Member]
Concentration (Textual)
Concentration risk, percentage		10.00%
Number of customers	3
Accounts receivable [Member] | Customer one [Member]
Concentration (Textual)
Concentration risk, percentage	54.00%
Accounts receivable [Member] | Customer two [Member]
Concentration (Textual)
Concentration risk, percentage	15.00%
Accounts receivable [Member] | Customer three [Member]
Concentration (Textual)
Concentration risk, percentage	15.00%